Note 9 - Stock-Based Compensation - Significant Assumption Used in Fair Value Calculation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average risk-free interest rates	1.98%	2.30%	1.10%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (years)	7 years	7 years	6 years 255 days
Expected volatility	94.88%	96.60%	105.20%